Structured entities	12 Months Ended
Sep. 30, 2021
Structured entities
Structured entities

Note 31. Structured entities

Accounting policy

Structured entities are generally created to achieve a specific, defined objective and their operations are restricted such as only purchasing specific assets. Structured entities are commonly financed by debt or equity securities that are collateralised by and/or indexed to their underlying assets. The debt and equity securities issued by structured entities may include tranches with varying levels of subordination.

Structured entities are classified as subsidiaries and consolidated if they meet the definition in Note 30. If the Group does not control a structured entity then it will not be consolidated.

The Group engages in various transactions with both consolidated and unconsolidated structured entities that are mainly involved in securitisations, asset backed and other financing structures and managed funds.

Consolidated structured entities

Securitisation and covered bonds

The Group uses structured entities to securitise its financial assets, including two covered bond programs, to assign pools of residential mortgages to bankruptcy remote structured entities.

Refer to Note 24 for further details.

Note 31. Structured entities (continued)

Group managed funds

The Group acts as the responsible entity and/or fund manager for various investment management funds. As fund manager, if the Group is deemed to be acting as a principal rather than an agent then it consolidates the fund. The principal versus agent decision requires judgement of whether the Group has sufficient exposure to variable returns.

Non-contractual financial support

The Group does not provide non-contractual financial support to these consolidated structured entities.

Unconsolidated structured entities

The Group has interests in various unconsolidated structured entities including debt or equity instruments, guarantees, liquidity and other credit support arrangements, lending, loan commitments, certain derivatives and investment management agreements.

Interests exclude non-complex derivatives (e.g. interest rate or currency swaps), instruments that create, rather than absorb, variability in the entity (e.g. credit protection under a credit default swap), and lending to a structured entity with recourse to a wider operating entity, not just the structured entity.

The Group’s main interests in unconsolidated structured entities, which arise in the normal course of business, are:

Trading securities

The Group actively trades interests in structured entities and normally has no other involvement with the structured entity. The Group earns interest income on these securities and also recognises fair value changes through trading income in non-interest income.

Investment securities

The Group holds mortgage-backed securities for liquidity purposes and the Group normally has no other involvement with the structured entity. These assets are highly-rated, investment grade and eligible for repurchase agreements with the RBA or another central bank. The Group earns interest income and net gains or losses on selling these assets are recognised in the income statements.

Loans and other credit commitments

The Group lends to unconsolidated structured entities, subject to the Group’s collateral and credit approval processes, in order to earn interest and fee income. The structured entities are mainly property trusts, securitisation entities and those associated with project and property financing transactions.

Investment management agreements

The Group manages funds that provide customers with investment opportunities. The Group also manages superannuation funds for its employees. The Group earns management and performance fee income which is recognised in non-interest income.

The Group may also retain units in these investment management funds, primarily through life insurance subsidiaries. The Group earns fund distribution income and recognises fair value movements through non-interest income.

The following tables show the Group’s interests in unconsolidated structured entities and its maximum exposure to loss in relation to those interests. The maximum exposure does not take into account any collateral or hedges that will reduce the risk of loss.

●	For on-balance sheet instruments, including debt and equity instruments in and loans to unconsolidated structured entities, the maximum exposure to loss is the carrying value.
●	For off-balance sheet instruments, including liquidity facilities, loan and other credit commitments and guarantees, the maximum exposure to loss is the notional amounts.

Note 31. Structured entities (continued)

	Investment in
	third party
	mortgage and			Interest
	other	Financing to	Group	in other
Consolidated	asset-backed	securitisation	managed	structured
$m	securities[1]	vehicles	funds	entities	Total
2021
Assets
Trading securities and financial assets measured at FVIS	2,694	-	-	40	2,734
Investment securities	5,352	-	-	-	5,352
Loans	-	23,028	-	18,415	41,443
Life insurance assets[2]	-	-	-	-	-
Other assets	-	-	55	-	55
Assets held for sale	-	-	232	695	927
Total on-balance sheet exposures	8,046	23,028	287	19,150	50,511
Total notional amounts of off-balance sheet exposures	—	6,609	15	8,553	15,177
Maximum exposure to loss	8,046	29,637	302	27,703	65,688
Size of structured entities[3]	74,925	29,637	77,036	48,309	229,907

2020
Assets
Trading securities and financial assets measured at FVIS	1,526	-	-	34	1,560
Investment securities	6,105	-	-	-	6,105
Loans	-	20,094	-	16,955	37,049
Life insurance assets	-	-	204	129	333
Other assets	-	-	52	-	52
Total on-balance sheet exposures	7,631	20,094	256	17,118	45,099
Total notional amounts of off-balance sheet exposures	-	6,122	44	7,768	13,934
Maximum exposure to loss	7,631	26,216	300	24,886	59,033
Size of structured entities[3]	59,324	26,216	67,423	40,209	193,172

1.	The Group’s interests in third-party mortgages and other asset-backed securities are senior tranches of notes and are investment grade rated.
2.	Balances reclassified to assets held for sale.
3.

Represents either the total assets or market capitalisation of the entity, or if not available, the Group’s total committed exposure (for lending arrangements and external debt and equity holdings), funds under management (for Group managed funds) or the total value of notes on issue (for investments in third-party asset-backed securities).

Non-contractual financial support

The Group does not provide non-contractual financial support to these unconsolidated structured entities.